Restructuring Charges - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 22.1
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22.1